Long-Term Incentive Plans - Summary of Amount of Compensation Expense Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortization of equity awards	$ 14,051	$ 2,318	$ 954,627	$ 46,837	$ 10,933
MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortization of equity awards	2,341	$ 1,295	7,874	$ 3,558	$ 1,423
Restricted Stock [Member] | MRD [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amortization of equity awards	$ 1,486		$ 2,804